RIGHT OF USE ASSETS AND LEASES (Tables)	12 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Right of use assets
Included in property, plant and equipment are the following leased assets:

Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Total

30 June 2023
Cost		26.4	63.7	90.1
Opening balance		31.2	58.4	89.6
Additions		—	6.1	6.1
Lease modifications		(0.6)	—	(0.6)
Lease derecognitions		(4.2)	(0.8)	(5.0)
Accumulated depreciation and impairment		(16.7)	(38.6)	(55.3)
Opening balance		(13.0)	(28.9)	(41.9)
Depreciation		(7.7)	(9.7)	(17.4)
Lease derecognitions		4.0	—	4.0
Carrying value		9.7	25.1	34.8

30 June 2022
Cost		31.2	58.4	89.6
Opening balance		26.8	47.3	74.1
Additions		6.0	9.9	15.9
Lease modifications		—	1.2	1.2
Lease derecognitions		(1.6)	—	(1.6)
Accumulated depreciation and impairment		(13.0)	(28.9)	(41.9)
Opening balance		(6.2)	(18.8)	(25.0)
Depreciation		(8.4)	(10.1)	(18.5)
Lease derecognitions		1.6	—	1.6

Carrying value		18.2	29.5	47.7

Lease liabilities

Amounts in R million	Note	2023	2022

Reconciliation of the lease liabilities balance:
Balance at the beginning of the year		52.3	54.8
New leases	9	6.1	15.9
Lease modifications	9	(0.6)	1.2
Lease derecognitions	9	(1.2)	—
Interest charge on lease liabilities	7	3.8	4.2
Repayment of lease liabilities		(16.9)	(19.7)
Interest repaid		(3.8)	(4.1)

Balance at the end of the year		39.7	52.3

Current portion of lease liabilities		(11.3)	(19.5)

Non-current portion of lease liabilities		28.4	32.8

Maturity analysis of undiscounted contractual cash flows:
Less than a year		16.7	22.4
One to five years		24.8	35.1
More than five years		8.5	2.1

Total undiscounted lease liabilities at the end of the year		50.0	59.6

Lease payments not recognised as a liability but expensed during the year:
Short-term leases		(6.4)	(2.5)
Leases of low value assets		(9.7)	(8.6)

Cash flows included in cash generated from operating activities		(16.1)	(11.1)